Fixed Assets, Net (Details Narrartive) (10K) - USD ($)	3 Months Ended		12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Sep. 30, 2018	Sep. 30, 2017
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 1,781	$ 1,381	$ 5,548	$ 5,524